CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Line of credit and term loans	$ 481,400,000	[1]	$ 476,900,000	[1],[2]	$ 396,800,000	[2]
Preferred stock, par value (usd per share)	$ 0.01		$ 0.01		$ 0.01
Preferred Stock, shares authorized	200,000,000		200,000,000		200,000,000
Preferred stock, shares issued	0		0		0
Preferred stock, shares outstanding	0		0		0
Common stock, par value (usd per share)	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	1,000,000,000		1,000,000,000		1,000,000,000
Common Class T
Common stock, par value (usd per share)	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	900,000,000		900,000,000		900,000,000
Common stock, shares, issued	76,041,549		75,690,838		74,244,823
Common stock, shares outstanding	76,041,549		75,690,838		74,244,823
Common Class I
Common stock, par value (usd per share)	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	100,000,000		100,000,000		100,000,000
Common stock, shares, issued	5,655,798		5,648,499		5,655,051
Common stock, shares outstanding	5,655,798		5,648,499		5,655,051

[1]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of March 31, 2021 and December 31, 2020 represented liabilities of Griffin American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $481,400,000 and $476,900,000 as of March 31, 2021 and December 31, 2020, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.
[2]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of December 31, 2020 and 2019 represented liabilities of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $476,900,000 and $396,800,000 as of December 31, 2020 and 2019, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.